Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0002094256
Registrant Name	BEACON TOPCO, INC.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES